Long Term Debt - Additional Information - Other (Detail) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014
Debt Instruments [Abstract]
Interest at a weighted-average fixed rate	1.40%	1.10%
Aggregate annual long-term principal repayments, remainder of 2015	$ 16.2
Aggregate annual long-term principal repayments, 2016	140.3
Aggregate annual long-term principal repayments, 2017	400.2
Aggregate annual long-term principal repayments, 2018	53.2
Aggregate annual long-term principal repayments, 2019	23.2
Aggregate annual long-term principal repayments, thereafter	$ 41.6